Related party transactions - Post-employment benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsidiaries
Disclosure of transactions between related parties [line items]
Post-employment benefit plan assets under management of subsidiary	$ 3,100	$ 2,900
Related party management fees	13	13
Retirement benefit plan deposit assets placed at related party	402	369
Retirement benefit plan interest income earned from related party	2	0
Other related parties | HSBC Bank (UK) Pension Scheme
Disclosure of transactions between related parties [line items]
Notional amount with related party	7,100	6,600
Derivative assets with related party	500	500
Cash collateral received with related party	$ 600	$ 500